Summarised financial information - summarised financial information of income statement (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Summarised Financial Information [Line Items]
Revenue1	[1]	£ 12,069	£ 12,340
(Loss)/profit from operations		5,069	4,258
Net finance income/(costs)		(969)	(305)
Profit/(loss) before taxation		5,574	5,600
Taxation on ordinary activities		(1,009)	(1,041)
Profit/(loss) for the period		4,565	4,559
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Revenue1		0	0
(Loss)/profit from operations		(11)	(10)
Dividend income		0	0
Net finance income/(costs)		249	285
Profit/(loss) before taxation		238	275
Taxation on ordinary activities		0	0
Profit/(loss) for the period		238	275
Registered BATCAP bonds | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Revenue1		0	0
(Loss)/profit from operations		(1)	(1)
Dividend income		0	0
Net finance income/(costs)		(22)	(19)
Profit/(loss) before taxation		(23)	(20)
Taxation on ordinary activities		6	(26)
Profit/(loss) for the period		(17)	(46)
Registered BATCAP bonds | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Revenue1		0	0
(Loss)/profit from operations		3	(12)
Dividend income		1	0
Net finance income/(costs)		128	794
Profit/(loss) before taxation		132	782
Taxation on ordinary activities		2	(6)
Profit/(loss) for the period		134	776
Registered BATCAP bonds | BATNF
Disclosure Of Summarised Financial Information [Line Items]
Revenue1		0	0
(Loss)/profit from operations		0	0
Dividend income		0	0
Net finance income/(costs)		0	0
Profit/(loss) before taxation		0	0
Taxation on ordinary activities		0	0
Profit/(loss) for the period		0	0
Registered BATCAP bonds | RAI
Disclosure Of Summarised Financial Information [Line Items]
Revenue1		0	0
(Loss)/profit from operations		0	(1)
Dividend income		3,441	2,519
Net finance income/(costs)		(289)	(233)
Profit/(loss) before taxation		3,152	2,285
Taxation on ordinary activities		67	55
Profit/(loss) for the period		3,219	2,340
Registered BATCAP bonds | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Revenue1		0	0
(Loss)/profit from operations		2	1
Dividend income		0	0
Net finance income/(costs)		(2)	(32)
Profit/(loss) before taxation		0	(31)
Taxation on ordinary activities		1	(90)
Profit/(loss) for the period		1	(121)
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance income/(costs)		170	187
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		(12)	(3)
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance income/(costs)		394	161
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		0	0
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance income/(costs)		442	739
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		0	0
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATNF
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance income/(costs)		0	0
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		0	0
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | RAI
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		3,441	2,519
Net finance income/(costs)		11	12
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		17	11
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Dividend income		0	0
Net finance income/(costs)		0	0
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income		£ 0	£ 0

[1]	Revenue is net of duty, excise and other taxes of £15,515 million and £16,509 million for the six months ended 30 June 2025 and 30 June 2024, respectively.